Running Oak Efficient Growth ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary Products - 1.9%
Deckers Outdoor Corp. (a)	25,640	$5,024,414

Consumer Discretionary Services - 3.7%
Darden Restaurants, Inc.	27,461	4,840,550
Texas Roadhouse, Inc.	24,017	4,929,970
		9,770,520

Financial Services - 9.1%
Broadridge Financial Solutions, Inc.	20,642	4,871,925
FactSet Research Systems, Inc.	9,901	4,858,124
Fiserv, Inc. (a)	22,742	5,025,072
Intercontinental Exchange, Inc.	26,921	4,333,204
Visa, Inc. - Class A	15,353	4,837,423
		23,925,748

Health Care - 14.8%
Alcon AG	45,798	4,069,152
Becton Dickinson & Co.	18,450	4,094,055
Boston Scientific Corp. (a)	53,516	4,851,761
Cigna Group	13,177	4,451,191
ICON PLC (a)	19,484	4,096,511
IQVIA Holdings, Inc. (a)	19,202	3,856,530
STERIS PLC	19,233	4,213,181
Stryker Corp.	12,096	4,743,446
UnitedHealth Group, Inc.	7,246	4,421,509
		38,797,336

Industrial Products - 21.4%
AMETEK, Inc.	24,898	4,839,673
Curtiss-Wright Corp.	12,605	4,709,606
Eaton Corp. PLC	13,175	4,946,159
Franklin Electric Co, Inc.	41,755	4,522,067
General Dynamics Corp.	14,624	4,153,362
Graco, Inc.	51,462	4,687,159
Honeywell International, Inc.	21,303	4,962,108
Ingersoll Rand, Inc.	43,736	4,555,979
ITT, Inc.	31,070	4,850,648
nVent Electric PLC	58,400	4,573,304
Parker-Hannifin Corp.	6,860	4,821,894
Toro Co.	53,146	4,627,954
		56,249,913

Industrial Services - 18.0%
Automatic Data Processing, Inc.	15,431	4,736,237
EMCOR Group, Inc.	9,472	4,831,857
FTI Consulting, Inc. (a)	20,539	4,159,558
Jacobs Solutions, Inc.	32,554	4,597,601
Norfolk Southern Corp.	17,164	4,734,689
RB Global, Inc.	52,074	5,090,754
Republic Services, Inc.	21,166	4,620,538
Saia, Inc. (a)	8,694	4,947,582
Watsco, Inc.	8,977	4,951,713
WW Grainger, Inc.	3,969	4,783,995
		47,454,524

Insurance - 7.1%
Arthur J Gallagher & Co.	14,713	4,593,987
Brown & Brown, Inc.	41,568	4,701,341
Marsh & McLennan Cos, Inc.	18,959	4,421,807
Primerica, Inc.	16,149	4,889,110
		18,606,245

Materials - 5.2%
Air Products and Chemicals, Inc.	14,399	4,814,018
Avery Dennison Corp.	20,547	4,231,654
Carlisle Cos., Inc.	9,910	4,525,897
		13,571,569

Media - 1.6%
Alphabet, Inc. - Class C	24,853	4,237,188

Retail & Wholesale - Discretionary - 3.5%
The TJX Companies, Inc.	36,981	4,648,142
Tractor Supply Co.	15,999	4,538,436
		9,186,578

Software & Tech Services - 9.8%
Accenture PLC - Class A	12,624	4,574,559
Amdocs Ltd.	49,250	4,270,960
CACI International, Inc. - Class A (a)	8,408	3,866,671
Leidos Holdings, Inc.	24,576	4,064,870
Roper Technologies, Inc.	7,776	4,404,638
SS&C Technologies Holdings, Inc.	59,617	4,610,779
		25,792,477

Tech Hardware & Semiconductors - 1.8%
Teledyne Technologies, Inc. (a)	9,825	4,767,680
TOTAL COMMON STOCKS (Cost $228,109,330)		257,384,192

SHORT-TERM INVESTMENTS - 2.1%		Value
Money Market Funds - 2.1%	Shares
First American Government Obligations Fund - Class X, 4.56% (b)	2,755,665	2,755,665
First American Treasury Obligations Fund - Class X, 4.55% (b)	2,755,664	2,755,664
TOTAL SHORT-TERM INVESTMENTS (Cost $5,511,329)		5,511,329

TOTAL INVESTMENTS - 100.0% (Cost $233,620,659)		262,895,521
Other Assets in Excess of Liabilities - 0.0% (c)		59,207
TOTAL NET ASSETS - 100.0%		$262,954,728
two		–%
Percentages are stated as a percent of net assets.		–%

AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Running Oak Efficient Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$257,384,192	$–	$–	$257,384,192
Money Market Funds	5,511,329	–	–	5,511,329
Total Investments	$262,895,521	$–	$–	$262,895,521

Refer to the Schedule of Investments for further disaggregation of investment categories.